STOCKHOLDERS' EQUITY	12 Months Ended
Jun. 30, 2021
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

NOTE 7. STOCKHOLDERS’ EQUITY

Preferred Stock —The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At June 30, 2021 and 2020, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 30,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the Company’s common stock are entitled to one vote for each share. At June 30, 2021 and 2020, there were 2,458,674 and 2,156,250 shares of common stock issued and outstanding, excluding 7,522,627 and no shares of common stock subject to possible redemption, respectively.

Warrants — The Private Warrants will become exercisable at any time commencing on the later of (1) one year after the closing of the Initial Public Offering or (2) the consummation of a Business Combination; provided that the Company has an effective and current registration statement covering the shares of common stock issuable upon the exercise of the Public Warrants and a current prospectus relating to such shares of common stock.

The Private Warrants purchased by the Sponsor will be exercisable on a cashless basis and not be exercisable more than five years from the commencement of sales of the Initial Public Offering, in accordance with FINRA Rule 5110(g)(8)(A), as long as the Sponsor or any of its related persons beneficially own these Private Warrants.